INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Unrecognized tax benefits	$ 0	$ 0
Accrued amount for payment of interest and penalties	0	0
Federal net operating loss carryforwards	$ 30,686,428	$ 26,982,085